Total
Class A & Y Prospectus | PACE Global Real Estate Securities Investments
PACE Global Real Estate Securities Investments
Investment objective
Total return.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 134 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 245 of the fund's Statement of Additional Information. Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Class A & Y Prospectus PACE Global Real Estate Securities Investments Class A USD ($)
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	5.50%
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none	[1]
Exchange fee	none
[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A & Y Prospectus PACE Global Real Estate Securities Investments Class A
Management fees	0.70%
Distribution and/or service (12b-1) fees	0.25%
Other expenses (includes administration fee of 0.10%)	0.76%	[1]
Total annual fund operating expenses	1.71%
Management fee waiver/expense reimbursements	0.26%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	1.45%	[2]
[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2024 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.45% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example		1 year	3 years	5 years	10 years
Class A & Y Prospectus | PACE Global Real Estate Securities Investments | Class A | USD ($)	[1]	689	1,035	1,404	2,438
[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal strategies

Principal investments

The fund seeks to achieve its objective by investing primarily in real estate investment trusts ("REITs") and other real-estate related securities. Under normal market circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies in the real estate industry, which may include common shares, preferred shares, initial public offerings ("IPOs") and units of beneficial interest in real estate companies (inclusive of REITs). The fund invests in such securities of companies with varying market capitalizations.

The fund will consider real estate securities to be those securities issued by companies principally engaged in the real estate industry, defined to mean those companies which (1) derive at least 50% of their revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (2) invest at least 50% of their assets in such real estate.

The fund may invest in the securities of issuers located in a number of different countries throughout the world. Under normal market circumstances, the fund will maintain exposure to real estate related securities of issuers in the US and in at least three countries outside the US. The amount invested outside the US may vary, and at any given time, the fund may have a significant exposure to non-US securities depending upon an investment advisor's investment decisions.

Management process

The fund employs a "manager of managers" structure. UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s). The relative value of each subadvisor's share of the fund's assets may change over time.

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a sub-

advisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The subadvisor utilizes a strategy that involves focusing on investments in equity REITs as well as similar entities formed under the laws of non-US countries, and the subadvisor may also invest in mortgage REITs, hybrid REITs and other US and foreign real estate-related investments, including emerging market real estate-related investments.

Principal risks
PerformanceRisk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS") assumed day-to-day management of a separate portion of the fund's assets on March 11, 2021. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class A shares' after-tax returns shown.

PACE Global Real Estate Securities InvestmentsAnnual Total Returns of Class A Shares

Total return January 1 - September 30, 2023: (4.65)% Best quarter during calendar years shown—1Q 2019: 15.21% Worst quarter during calendar years shown—1Q 2020: (28.66)%
Average annual total returns (figures reflect sales charges)(for the periods ended December 31, 2022)
Average Annual Returns - Class A & Y Prospectus - PACE Global Real Estate Securities Investments	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	(31.84%)	(2.40%)	1.91%	Dec. 18, 2006
After Taxes on Distributions | Class A	(32.02%)	(3.48%)	0.80%
After Taxes on Distributions and Sale of Fund Shares | Class A	(18.85%)	(2.19%)	1.02%
FTSE EPRA/NAREIT Developed Index (Index reflects no deduction for fees, expenses or taxes.)	(24.41%)	0.69%	3.90%